Derivatives and Hedging Activities (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 EUR (€)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 98,000		$ 98,000		€ 40,800
Unrealized Gain (Loss) on Derivatives	2,700	$ (3,000)	$ 4,400	$ (5,500)
Derivative, Contract Term			6 months
Conversion To NISMember
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 8,600		$ 8,600